Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
July 31, 2024
IVFK6-NPRT3-0924
1.9883988.107
Common Stocks - 99.1%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	15,197	25,362,273
Canada - 9.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	445,486	27,461,930
Brookfield Asset Management Ltd. Class A (b)	593,107	25,877,258
Canadian Pacific Kansas City Ltd.	374,386	31,395,655
CGI, Inc. Class A (sub. vtg.) (a)	225,927	25,761,553
Constellation Software, Inc.	10,570	33,350,947
Constellation Software, Inc. warrants 3/31/40 (a)(c)	9,222	1
Thomson Reuters Corp.	150,068	24,320,222
TOTAL CANADA		168,167,566
Denmark - 2.9%
Novo Nordisk A/S Series B	392,054	51,944,371
France - 12.0%
Air Liquide SA	161,299	29,430,383
Capgemini SA	99,294	19,712,191
Compagnie de St.-Gobain	303,761	26,058,368
Dassault Systemes SA	234,478	8,888,773
Hermes International SCA	13,770	30,147,925
L'Oreal SA	67,739	29,293,586
LVMH Moet Hennessy Louis Vuitton SE	57,115	40,286,774
Safran SA	137,510	30,209,940
TOTAL FRANCE		214,027,940
Germany - 3.6%
HeidelbergCement AG	227,026	23,705,029
SAP SE	193,626	40,936,470
TOTAL GERMANY		64,641,499
India - 8.0%
Axis Bank Ltd.	1,936,801	26,974,358
Bharti Airtel Ltd.	1,641,821	29,247,850
HDFC Bank Ltd.	1,540,865	29,776,412
ICICI Bank Ltd.	2,065,656	30,110,326
Larsen & Toubro Ltd.	566,368	25,806,171
TOTAL INDIA		141,915,117
Indonesia - 1.5%
PT Bank Central Asia Tbk	43,137,522	27,259,412
Ireland - 1.4%
Kingspan Group PLC (Ireland)	273,102	25,536,785
Italy - 1.3%
Ferrari NV (Italy)	58,272	23,989,877
Japan - 10.9%
Hitachi Ltd.	1,322,741	28,580,045
Hoya Corp.	216,169	27,086,151
Keyence Corp.	70,512	30,832,104
Recruit Holdings Co. Ltd.	214,800	12,317,339
Shin-Etsu Chemical Co. Ltd.	699,153	31,063,848
Tokio Marine Holdings, Inc.	766,436	30,069,692
Tokyo Electron Ltd.	161,337	33,759,363
TOTAL JAPAN		193,708,542
Netherlands - 5.9%
ASM International NV (Netherlands)	37,650	25,817,117
ASML Holding NV (Netherlands)	55,454	51,042,836
Wolters Kluwer NV	168,386	28,264,765
TOTAL NETHERLANDS		105,124,718
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	800,643	24,383,028
Atlas Copco AB (A Shares)	1,577,440	28,074,738
TOTAL SWEDEN		52,457,766
Switzerland - 3.9%
ABB Ltd. (Reg.)	575,907	31,966,658
Compagnie Financiere Richemont SA Series A	202,669	30,913,381
Partners Group Holding AG	4,539	6,125,258
TOTAL SWITZERLAND		69,005,297
Taiwan - 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,530,659	74,145,219
United Kingdom - 13.5%
3i Group PLC	671,474	27,013,890
Ashtead Group PLC	383,415	27,612,211
BAE Systems PLC	1,618,586	26,994,961
Compass Group PLC	900,192	27,721,428
InterContinental Hotel Group PLC	239,603	24,138,966
London Stock Exchange Group PLC	212,453	25,860,998
RELX PLC (London Stock Exchange)	669,400	31,594,015
Rolls-Royce Holdings PLC (a)	4,296,581	24,878,076
Sage Group PLC	1,803,034	25,172,289
TOTAL UNITED KINGDOM		240,986,834
United States of America - 16.3%
Arthur J. Gallagher & Co.	88,285	25,027,915
Experian PLC	577,666	27,268,952
Holcim AG	255,154	23,844,245
Linde PLC	54,052	24,512,582
Marsh & McLennan Companies, Inc.	112,954	25,140,172
MasterCard, Inc. Class A	56,445	26,174,111
Moody's Corp.	60,000	27,388,800
S&P Global, Inc.	54,757	26,542,361
Schneider Electric SA	143,901	34,685,215
Visa, Inc. Class A	96,676	25,683,913
Waste Connections, Inc. (Canada)	135,976	24,183,469
TOTAL UNITED STATES OF AMERICA		290,451,735
TOTAL COMMON STOCKS (Cost $1,329,268,179)		1,768,724,951

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	11,970,907	11,973,301
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	3,212,229	3,212,550
TOTAL MONEY MARKET FUNDS (Cost $15,185,851)		15,185,851

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,344,454,030)	1,783,910,802
NET OTHER ASSETS (LIABILITIES) - 0.0%	558,451
NET ASSETS - 100.0%	1,784,469,253

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,211,551	688,134,830	693,374,791	1,273,825	1,711	-	11,973,301	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	505,800	167,734,248	165,027,498	8,524	-	-	3,212,550	0.0%
Total	17,717,351	855,869,078	858,402,289	1,282,349	1,711	-	15,185,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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